Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2014	2015	2016	2017	2018	After 2018
Lease commitments	$204	$168	$130	$98	$80	$771